GENERAL INFORMATION AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 28, 2017	Mar. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Jul. 25, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			9,238,750,958	5,848,741,599
Cash flow from operating activities			$ 12,951,743	$ 12,577,395
Accumulated deficit			132,962,427	112,253,711
Working capital			(18,099,085)
Purchase of common stock			457,060	$ 447,858
Common stock net of discount			$ 21
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			9,238,750,958	5,836,641,599
Purchase of common stock			$ 457,060	$ 447,858
Common Stock [Member] | Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock		$ 30,000,000
Robotic Assistance Devices LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued					10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	2,450